EQUITY (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, outstanding at beginning of year | shares	556,134
Granted | shares	21,500
Exercised | shares	(185,675)
Forfeited | shares	(52,500)
Options, outstanding at end of year | shares	339,459
Options, exercisable at end of year | shares	131,509
Vested and expected to vest | shares	335,300
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 5.15
Granted | $ / shares	0.87
Exercised | $ / shares	2.10
Forfeited | $ / shares	5.79
Weighted average exercise price, outstanding at end of year | $ / shares	4.61
Weighted average exercise price, exercisable at end of year | $ / shares	3.49
Vested and expected to vest | $ / shares	$ 4.67
Weighted average remaining contractual term, exercisable at end of year	2 years 9 months 14 days
Vested and expected to vest	4 years 5 months 8 days
Aggregate intrinsic value, exercisable at end of year | $	$ 1,987
Vested and expected to vest | $	$ 1,566